CONVERTIBLE PROMISSORY NOTES - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	May 18, 2026	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Aug. 01, 2025
CONVERTIBLE PROMISSORY NOTES
Proceeds from convertible promissory notes			$ 4,300	$ 10,000
Convertible promissory note
CONVERTIBLE PROMISSORY NOTES
Aggregate amount of loan		$ 5,340	$ 4,300	10,000	$ 10,000
Interest rate		5.00%			15.00%
Aggregate principal amount		$ 1,340
Proceeds from convertible promissory notes		300
Issuance cost		37		$ 4,500
Convertible promissory note | Subsequent Event
CONVERTIBLE PROMISSORY NOTES
Aggregate amount of loan		900
Aggregate principal amount		1,040
Proceeds from convertible promissory notes	$ 1,040
Convertible promissory note | Partnership agreement
CONVERTIBLE PROMISSORY NOTES
Aggregate amount of loan		$ 2,240